UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Ave.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4324
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2024
Congress Funds N-CSR

Item 1. Report to Stockholders.

(a)

Congress Large Cap Growth Fund

Congress Mid Cap Growth Fund

Congress Small Cap Growth Fund

SEMI-ANNUAL REPORT

April 30, 2024

CONGRESS FUNDS

TABLE OF CONTENTS

Sector Allocations	1
Schedules of Investments
Congress Large Cap Growth Fund (“Large Cap Growth”)	2
Congress Mid Cap Growth Fund (“Mid Cap Growth”)	4
Congress Small Cap Growth Fund (“Small Cap Growth”)	6
Statements of Assets and Liabilities	8
Statements of Operations	10
Statements of Changes in Net Assets	12
Financial Highlights	18
Notes to Financial Statements	24
Expense Examples	35
Additional Information	38
Statement Regarding Liquidity Risk Management Program	39
Privacy Notice	Inside Back Cover

CONGRESS FUNDS

SECTOR ALLOCATIONS at April 30, 2024 (Unaudited)

Large Cap Growth

Sector	Percent of Net Assets
Information Technology	35.6%
Consumer Discretionary	13.7%
Health Care	12.3%
Communication Services	7.8%
Financials	6.8%
Materials	6.6%
Industrials	6.1%
Consumer Staples	6.1%
Energy	3.2%
Cash [1]	1.8%
Total	100.0%

Mid Cap Growth

Sector	Percent of Net Assets
Information Technology	26.1%
Industrials	22.8%
Health Care	18.6%
Consumer Discretionary	11.5%
Financials	7.0%
Consumer Staples	5.3%
Energy	2.7%
Materials	2.6%
Communication Services	2.1%
Cash [1]	1.3%
Total	100.0%

Small Cap Growth

Sector	Percent of Net Assets
Industrials	24.5%
Health Care	21.9%
Information Technology	17.5%
Consumer Discretionary	14.1%
Consumer Staples	8.5%
Energy	4.8%
Materials	4.6%
Financials	3.9%
Cash [1]	0.1%
Total	100.0%

1  Cash Equivalents and Other Assets in Excess of Liabilities.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.2%

Broadline Retail – 5.5%
Amazon.com, Inc.(a)	155,600	$27,230,000

Capital Markets – 1.8%
CME Group, Inc. –
Class A	21,225	4,449,609
Moody’s Corp.	12,600	4,666,158
		9,115,767
Chemicals – 2.2%
Sherwin-Williams Co.	35,875	10,748,509

Commercial Services & Supplies – 1.1%
Cintas Corp.	8,200	5,398,388

Communications Equipment – 1.3%
Arista Networks,
Inc.(a)	25,500	6,542,280

Construction Materials – 2.3%
Martin Marietta
Materials, Inc.	19,000	11,154,330

Consumer Staples
Distribution & Retail – 3.9%
Costco Wholesale
Corp.	26,900	19,446,010

Electrical Equipment – 2.6%
Eaton Corp. PLC	40,000	12,730,400

Financial Services – 4.0%
Visa, Inc. – Class A	74,100	19,904,001

Ground Transportation – 1.7%
Old Dominion
Freight Line, Inc.	45,700	8,304,147

Health Care Equipment & Supplies – 5.7%
Boston Scientific
Corp.(a)	102,700	7,381,049
Dexcom, Inc.(a)	77,800	9,910,942
Intuitive Surgical,
Inc.(a)	29,700	11,007,414
		28,299,405
Health Care Providers & Services – 1.0%
UnitedHealth
Group, Inc.	10,325	4,994,202

Hotels, Restaurants & Leisure – 1.7%
Darden Restaurants,
Inc.	55,675	8,541,102

Household Products – 2.1%
Procter & Gamble Co.	64,600	10,542,720

Insurance – 1.0%
Arthur J Gallagher
& Co.	19,925	4,676,198

Interactive Media & Services – 7.0%
Alphabet, Inc. –
Class A(a)	124,000	20,184,720
Alphabet, Inc. –
Class C(a)	34,575	5,692,428
Meta Platforms,
Inc. – Class A	20,700	8,904,519
		34,781,667
Machinery – 0.8%
Parker-Hannifin Corp.	6,825	3,719,011

Media – 0.8%
Trade Desk, Inc. –
Class A(a)	47,975	3,974,729

Metals & Mining – 2.2%
Freeport-McMoRan
Copper & Gold, Inc.	217,200	10,846,968

Oil, Gas & Consumable Fuels – 3.2%
Chevron Corp.	24,000	3,870,480
Pioneer Natural
Resources Co.	43,700	11,769,284
		15,639,764
Pharmaceuticals – 5.6%
Eli Lilly & Co.	24,200	18,902,620
Zoetis, Inc.	54,200	8,630,808
		27,533,428
Semiconductors &
Semiconductor Equipment – 7.1%
NVIDIA Corp.	26,000	22,464,520
NXP
Semiconductors NV	48,900	12,527,691
		34,992,211

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 98.2% (Continued)

Software – 21.2%
Adobe, Inc.(a)	36,300	$16,800,729
Intuit, Inc.	26,500	16,578,930
Microsoft Corp.	86,775	33,784,111
Roper Technologies,
Inc.	20,500	10,484,930
Salesforce, Inc.	16,500	4,437,510
ServiceNow, Inc.(a)	12,150	8,423,959
Synopsys, Inc.(a)	27,000	14,325,930
		104,836,099
Specialty Retail – 6.4%
O’Reilly
Automotive, Inc.(a)	11,700	11,855,142
The Home Depot, Inc.	45,475	15,198,654
TJX Cos., Inc.	48,900	4,601,001
		31,654,797
Technology Hardware,
Storage & Peripherals – 6.0%
Apple, Inc.	173,350	29,526,706
TOTAL COMMON STOCKS
(Cost $201,648,266)		485,132,839

SHORT-TERM INVESTMENTS – 0.5%

Money Market Funds – 0.5%
First American
Treasury Obligations
Fund – Class X, 5.21%(b)
	2,348,535	2,348,535
TOTAL SHORT-TERM
INVESTMENTS
(Cost $2,348,535)		2,348,535
TOTAL
INVESTMENTS – 98.7%
(Cost $203,996,801)		487,481,374
Other Assets in Excess
of Liabilities – 1.3%		6,348,430
TOTAL NET
ASSETS – 100.0%		$493,829,804

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV – Naamloze Vennootschap
PLC – Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.7%

Capital Markets – 4.5%
FactSet Research
Systems Inc.	67,000	$27,931,630
Raymond James
Financial, Inc.	230,500	28,121,000
		56,052,630
Commercial Services & Supplies – 2.9%
Copart, Inc.(a)	676,500	36,740,715

Construction & Engineering – 4.6%
EMCOR
Group, Inc.	105,000	37,502,850
WillScot Mobile
Mini Holdings
Corp.(a)	547,500	20,235,600
		57,738,450
Consumer Staples
Distribution & Retail – 2.8%
Casey’s General
Stores, Inc.	110,000	35,153,800

Containers & Packaging – 2.6%
Avery Dennison
Corp.	147,500	32,048,800

Distributors – 2.2%
Pool Corp.	77,000	27,914,810

Electrical Equipment – 3.2%
nVent Electric plc	560,000	40,359,200

Electronic Equipment,
Instruments & Components – 5.9%
Fabrinet(a)	137,500	23,797,125
Keysight
Technologies,
Inc.(a)	159,500	23,596,430
Teledyne
Technologies
Inc.(a)	69,000	26,322,120
		73,715,675
Energy Equipment & Services – 2.7%
ChampionX
Corp.	1,015,000	34,073,550

Entertainment – 2.1%
Take-Two Interactive
Software, Inc.(a)	182,014	25,993,419

Ground Transportation – 2.4%
Saia, Inc.(a)	75,250	29,861,457

Health Care Equipment & Supplies – 9.2%
The Cooper
Cos., Inc.	316,500	28,187,490
Hologic, Inc.(a)	340,000	25,761,800
ResMed Inc.	158,500	33,917,415
STERIS plc	134,500	27,513,320
		115,380,025
Hotels, Restaurants & Leisure – 2.4%
Darden
Restaurants, Inc.	196,500	30,145,065

Household Products – 2.5%
Church & Dwight
Co., Inc.	292,500	31,557,825

Insurance – 2.5%
Brown &
Brown, Inc.	385,000	31,392,900

Life Sciences Tools & Services – 9.4%
Bruker Corp.	381,500	29,760,815
Charles River
Laboratories
International,
Inc.(a)	120,000	27,480,000
Mettler-Toledo
International,
Inc.(a)	24,050	29,574,285
West Pharmaceutical
Services, Inc.	87,000	31,100,760
		117,915,860
Machinery – 6.6%
Crane Co.	356,250	49,878,563
Watts Water
Technologies,
Inc. – Class A	164,000	32,547,440
		82,426,003

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 98.7% (Continued)

Professional Services – 3.0%
Booz Allen Hamilton
Holding Corp.	258,000	$38,098,860

Semiconductors &
Semiconductor Equipment – 6.4%
Entegris, Inc.	287,500	38,214,500
Monolithic Power
Systems, Inc.	62,250	41,665,793
		79,880,293
Software – 11.7%
The Descartes
Systems
Group Inc.(a)	300,000	27,837,000
DoubleVerify
Holdings, Inc.(a)	987,500	28,933,750
Dynatrace, Inc.(a)	497,500	22,541,725
Qualys, Inc.(a)	202,501	33,191,939
SPS Commerce,
Inc.(a)	193,000	33,556,910
		146,061,324
Specialty Retail – 4.5%
Ulta Beauty, Inc.(a)	67,000	27,124,280
Valvoline Inc.(a)	677,500	28,807,300
		55,931,580
Technology Hardware,
Storage & Peripherals – 2.2%
Pure Storage, Inc. –
Class A(a)	550,000	27,720,000

Textiles, Apparel & Luxury Goods – 2.4%
Deckers Outdoor
Corp.(a)	36,250	29,669,537
TOTAL COMMON STOCKS
(Cost $862,977,836)		1,235,831,778

SHORT-TERM INVESTMENTS – 1.4%

Money Market Funds – 1.4%
First American
Treasury Obligations
Fund – Class X, 5.21%(b)
	17,322,540	17,322,540
TOTAL SHORT-TERM
INVESTMENTS
(Cost $17,322,540)		17,322,540
TOTAL
INVESTMENTS – 100.1%
(Cost $880,300,376)		$1,253,154,318
Liabilities in Excess
of Other Assets – (0.1)%		(672,820)
TOTAL NET
ASSETS – 100.0%		$1,252,481,498

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC – Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.9%

Aerospace & Defense – 6.1%
AeroVironment,
Inc.(a)	215,000	$34,354,850
Moog, Inc. – Class A	160,000	25,451,200
		59,806,050
Banks – 2.4%
Ameris Bancorp	485,000	23,027,800

Beverages – 2.2%
MGP Ingredients,
Inc.	270,000	21,178,800

Biotechnology – 2.2%
Vericel Corp.(a)	470,000	21,558,900

Broadline Retail – 1.9%
Ollie’s Bargain Outlet
Holdings, Inc.(a)	250,000	18,285,000

Building Products – 2.8%
CSW Industrials, Inc.	115,000	27,326,300

Capital Markets – 1.5%
Cohen & Steers, Inc.	215,000	14,787,700

Chemicals – 2.1%
Balchem Corp.	145,000	20,500,100

Communications Equipment – 1.8%
Calix, Inc.(a)	625,000	17,331,250

Construction & Engineering – 6.7%
Comfort Systems
USA, Inc.	102,000	31,559,820
Sterling
Infrastructure,
Inc.(a)	330,000	33,528,000
		65,087,820
Construction Materials – 2.5%
Knife River Corp.(a)	310,000	24,238,900

Consumer Staples
Distribution & Retail – 3.2%
Sprouts Farmers
Market, Inc.(a)	480,000	31,694,400

Electronic Equipment,
Instruments & Components – 5.3%
Badger Meter, Inc.	160,000	29,267,200
Crane NXT Co.	370,000	22,499,700
		51,766,900
Energy Equipment & Services – 1.7%
Core Laboratories,
Inc.	1,085,000	17,143,000

Health Care Equipment & Supplies – 10.6%
Integer Holdings
Corp.(a)	265,000	29,581,950
LeMaitre Vascular,
Inc.	400,000	25,920,000
Merit Medical
Systems, Inc.(a)	350,000	25,935,000
UFP Technologies,
Inc.(a)	105,000	21,623,700
		103,060,650
Health Care Providers & Services – 2.1%
Progyny, Inc.(a)	635,000	20,358,100

Hotels, Restaurants & Leisure – 1.9%
Chuy’s Holdings,
Inc.(a)	615,000	18,117,900

Household Durables – 2.5%
Skyline Champion
Corp.(a)	325,000	24,371,750

Leisure Products – 1.9%
YETI Holdings,
Inc.(a)	520,000	18,574,400

Machinery – 2.5%
Enpro, Inc.	165,000	24,771,450

Oil, Gas & Consumable Fuels – 3.1%
SM Energy Co.	615,000	29,821,350

Personal Care Products – 3.1%
e.l.f Beauty, Inc.(a)	185,000	30,068,050

Pharmaceuticals – 7.0%
Ligand
Pharmaceuticals,
Inc.(a)	350,000	24,461,500

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.9% (Continued)

Pharmaceuticals – 7.0% (Continued)
Prestige Consumer
Healthcare, Inc.(a)	370,000	$26,551,200
Supernus
Pharmaceuticals,
Inc.(a)	570,000	17,157,000
		68,169,700
Professional Services – 6.4%
FTI Consulting,
Inc.(a)	110,000	23,521,300
ICF International,
Inc.	175,000	25,250,750
WNS Holdings
Ltd.(a)	320,000	13,411,200
		62,183,250
Semiconductors &
Semiconductor Equipment – 8.1%
Nova Ltd.(a)	140,000	23,786,000
Onto Innovation,
Inc.(a)	180,000	33,388,200
Power Integrations,
Inc.	325,000	21,684,000
		78,858,200
Software – 2.3%
Qualys, Inc.(a)	140,000	22,947,400

Specialty Retail – 6.0%
Boot Barn
Holdings, Inc.(a)	300,000	31,941,000
Valvoline, Inc.(a)	620,000	26,362,400
		58,303,400
TOTAL COMMON STOCKS
(Cost $824,063,690)		973,338,520

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
First American
Treasury Obligations
Fund – Class X, 5.21%(b)
	1,185,152	1,185,152
TOTAL SHORT-TERM
INVESTMENTS
(Cost $1,185,152)		1,185,152
TOTAL
INVESTMENTS – 100.0%
(Cost $825,248,842)		974,523,672
Liabilities in Excess
of Other Assets – 0.0%(c)		(90,509)
TOTAL NET
ASSETS – 100.0%		$974,433,163

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of April 30, 2024.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2024 (Unaudited)

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
ASSETS
Investments in unaffiliated securities, at value
(Cost $203,996,801, $880,300,376,
and $825,248,842, respectively)	$487,481,374	$1,253,154,318	$974,523,672
Receivables:
Investment securities sold	8,319,926	9,696,047	—
Fund shares sold	31,918	969,498	1,951,199
Dividends and interest	275,313	523,398	188,472
Prepaid expenses	49,978	91,164	182,507
Total assets	496,158,509	1,264,434,425	976,845,850

LIABILITIES
Payables:
Investment securities purchased	1,976,457	10,339,000	—
Investment advisory fees, net	206,924	641,217	641,846
Fund shares redeemed	81,305	816,851	1,662,827
Fund administration fees	14,708	47,449	21,684
Audit fees	12,444	12,478	12,454
Transfer agent fees	11,707	27,756	22,868
Sub-transfer agent fees	9,562	775	503
Fund accounting fees	9,242	31,068	13,890
Distribution fees – Retail Class	1,207	14,531	32,722
Custody fees	3,039	9,648	2,837
Chief Compliance Officer fees	868	866	868
Other accrued expenses	1,242	11,288	188
Total liabilities	2,328,705	11,952,927	2,412,687
NET ASSETS	$493,829,804	$1,252,481,498	$974,433,163

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2024 (Unaudited) (Continued)

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
COMPONENTS OF NET ASSETS
Paid-in capital	$203,763,069	$825,105,672	$887,869,744
Total distributable (accumulated)
earnings (losses)	290,066,735	427,375,826	86,563,419
Total net assets	$493,829,804	$1,252,481,498	$974,433,163
Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$3,066,834	$50,205,475	$124,886,919
Shares of beneficial interest
issued and outstanding	71,843	2,087,042	3,710,285
Net asset value, offering price,
and redemption price per share	$42.69	$24.06	$33.66
Institutional Class:
Net assets	$490,762,970	$1,202,276,023	$849,546,244
Shares of beneficial interest
issued and outstanding	11,421,155	48,490,940	21,968,149
Net asset value, offering price,
and redemption price per share	$42.97	$24.79	$38.67

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2024 (Unaudited)

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
INVESTMENT INCOME
Dividends from unaffiliated securities
(net of foreign withholding tax of $14,875, $0,000
	$2,484,709	$3,437,026	$1,616,210
Interest	97,417	203,479	766,205
Total investment income	2,582,126	3,640,505	2,382,415

EXPENSES
Investment advisory fees	1,209,524	3,921,252	3,916,042
Distribution fees – Retail Class	3,556	61,538	152,722
Fund administration fees	111,890	297,634	198,237
Fund accounting fees	71,089	194,905	128,636
Sub-transfer agent fees	116,634	508,569	361,198
Transfer agent fees	75,288	181,078	162,683
Custody fees	20,585	57,398	39,560
Registration expenses	18,014	15,468	36,443
Miscellaneous expenses	9,587	23,509	11,982
Audit fees	12,444	12,477	12,454
Reports to shareholders	—	37,889	25,306
Trustees fees	12,851	20,526	15,758
Chief Compliance Officer fees	5,451	5,450	5,451
Legal fees	5,886	5,931	5,839
Insurance expenses	3,438	5,474	3,734
Total expenses	1,676,237	5,349,098	5,076,045
Less: fees waived	—	—	(316,214)
Net expenses	1,676,237	5,349,098	4,759,831
Net investment income (loss)	905,889	(1,708,593)	(2,377,416)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Unaffiliated investments	6,404,979	57,774,820	(14,966,171)
Net realized gain (loss) on investments	6,404,979	57,774,820	(14,966,171)
Net change in unrealized
appreciation/depreciation on:
Unaffiliated investments	74,770,992	145,058,445	133,868,800
Translation of Other Assets and Liabilities
Denominated in Foreign Currency	—	7	—
Change in net unrealized
appreciation/depreciation	74,770,992	145,058,452	133,868,800
Net realized and unrealized
gain (loss) on investments	81,175,971	202,833,272	118,902,629
Net increase (decrease) in net assets
resulting from operations	$82,081,860	$201,124,679	$116,525,213

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

(This Page Intentionally Left Blank.)

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2024	Year Ended
	(Unaudited)	October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$905,889	$1,816,503
Net realized gain (loss) on investments	6,404,979	14,945,889
Change in net unrealized appreciation/depreciation
on investments	74,770,992	39,776,330
Net increase (decrease) in net assets
resulting from operations	82,081,860	56,538,722

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(90,601)	(96,810)
Net distributions to shareholders – Institutional Class	(16,302,364)	(14,881,083)
Total distributions to shareholders	(16,392,965)	(14,977,893)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	215,572	(424,629)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	5,670,768	973,384
Total increase (decrease) in net assets
from capital share transactions	5,886,340	548,755
Total increase (decrease) in net assets	71,575,235	42,109,584

NET ASSETS
Beginning of period/year	422,254,569	380,144,985
End of period/year	$493,829,804	$422,254,569

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2024		Year Ended
	(Unaudited)		October 31, 2023
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	10,907	$470,171	20,997	$738,819
Shares issued in
reinvestment of distributions	2,011	81,521	2,653	88,075
Shares redeemed	(7,929)	(336,120)	(36,079)	(1,251,523)
Net increase (decrease)	4,989	$215,572	(12,429)	$(424,629)

	Six Months Ended
	April 30, 2024		Year Ended
	(Unaudited)		October 31, 2023
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	271,438	$11,419,497	667,215	$22,963,568
Shares issued in
reinvestment of distributions	345,437	14,084,697	382,512	12,768,251
Shares redeemed	(470,544)	(19,833,426)	(980,980)	(34,758,435)
Net increase (decrease)	146,331	$5,670,768	68,747	$973,384

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2024	Year Ended
	(Unaudited)	October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(1,708,593)	$(1,603,380)
Net realized gain (loss) on investments	57,774,820	93,875,967
Change in net unrealized appreciation/depreciation
on investments	145,058,445	(70,730,368)
Change in net unrealized appreciation/depreciation
on translation of other assets	7	(17)
Net increase (decrease) in net assets
resulting from operations	201,124,679	21,542,202

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(2,929,542)	(2,458,128)
Net distributions to shareholders – Institutional Class	(77,310,011)	(63,285,862)
Total distributions to shareholders	(80,239,553)	(65,743,990)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	4,363,424	361,712
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	(42,116,467)	(22,104,133)
Total increase (decrease) in net assets
from capital share transactions	(37,753,043)	(21,742,421)
Total increase (decrease) in net assets	83,132,083	(65,944,209)

NET ASSETS
Beginning of period/year	1,169,349,415	1,235,293,624
End of period/year	$1,252,481,498	$1,169,349,415

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2024		Year Ended
	(Unaudited)		October 31, 2023
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	369,296	$8,942,960	563,864	$13,079,613
Shares issued in
reinvestment of distributions	107,597	2,511,304	92,170	2,108,850
Shares redeemed	(290,417)	(7,090,840)	(638,849)	(14,826,751)
Net increase (decrease)	186,476	$4,363,424	17,185	$361,712

	Six Months Ended
	April 30, 2024		Year Ended
	(Unaudited)		October 31, 2023
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	5,556,962	$138,157,951	12,022,486	$288,226,051
Shares issued in
reinvestment of distributions	2,173,100	52,241,331	1,919,235	45,025,248
Shares redeemed	(9,234,141)	(232,515,749)	(14,813,081)	(355,355,432)
Net increase (decrease)	(1,504,079)	$(42,116,467)	(871,360)	$(22,104,133)

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2024	Year Ended
	(Unaudited)	October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(2,377,416)	$(3,027,922)
Net realized gain (loss) on investments	(14,966,171)	(38,444,660)
Change in net unrealized appreciation/depreciation
on investments	133,868,800	9,353,837
Net increase (decrease) in net assets
resulting from operations	116,525,213	(32,118,745)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	—	—
Net distributions to shareholders – Institutional Class	—	—
Total distributions to shareholders	—	—

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	(202,888)	26,586,901
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	102,738,527	353,821,326
Total increase (decrease) in net assets
from capital share transactions	102,535,639	380,408,227
Total increase (decrease) in net assets	219,060,852	348,289,482

NET ASSETS
Beginning of period/year	755,372,311	407,082,829
End of period/year	$974,433,163	$755,372,311

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2024		Year Ended
	(Unaudited)		October 31, 2023
	Shares	Amount	Shares	Amount
Retail Class:
Shares Sold	612,727	$20,037,717	1,430,567	$44,853,460
Shares redeemed	(620,107)	(20,240,605)	(591,209)	(18,266,559)
Net increase (decrease)	(7,380)	$(202,888)	839,358	$26,586,901

	Six Months Ended
	April 30, 2024		Year Ended
	(Unaudited)		October 31, 2023
	Shares	Amount	Shares	Amount
Institutional Class:
Shares Sold	6,764,702	$253,889,425	14,175,443	$509,950,536
Shares redeemed	(3,992,225)	(151,150,898)	(4,371,189)	(156,129,210)
Net increase (decrease)	2,772,477	$102,738,527	9,804,254	$353,821,326

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended
	April 30,
	2024	Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value,
beginning of period/year	$36.95	$33.43	$47.27	$37.71	$32.51	$29.04

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [1]	0.03	0.08	0.06	(0.03)	0.03	0.09
Net realized and unrealized
gain (loss) on investments	7.06	4.68	(9.40)	12.80	7.57	4.99
Total from
investment operations	7.09	4.76	(9.34)	12.77	7.60	5.08

LESS DISTRIBUTIONS:
From net
investment income	(0.08)	(0.10)	—	(0.01)	(0.08)	(0.14)
From net realized gain	(1.27)	(1.14)	(4.50)	(3.20)	(2.32)	(1.47)
Total distributions	(1.35)	(1.24)	(4.50)	(3.21)	(2.40)	(1.61)
Net asset value,
end of period/year	$42.69	$36.95	$33.43	$47.27	$37.71	$32.51
Total return	19.40%[2]	14.67%	(21.90)%	36.14%	25.00%	18.61%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$3.1	$2.5	$2.7	$4.0	$3.0	$3.9
Portfolio turnover rate	5%[2]	22%	23%	19%	24%	20%

RATIOS:
Expenses to
average net assets	0.94%[3]	0.94%	0.94%	0.93%	0.95%	0.96%
Net investment income (loss)
to average net assets	0.12%[3]	0.22%	0.17%	(0.07)%	0.08%	0.31%

[1]	Calculated based on the average number of shares outstanding.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended
	April 30,
	2024	Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value,
beginning of period/year	$37.23	$33.69	$47.54	$37.89	$32.67	$29.11

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [1]	0.08	0.16	0.16	0.08	0.10	0.17
Net realized and unrealized
gain (loss) on investments	7.11	4.72	(9.45)	12.87	7.60	5.01
Total from
investment operations	7.19	4.88	(9.29)	12.95	7.70	5.18

LESS DISTRIBUTIONS:
From net
investment income	(0.18)	(0.20)	(0.06)	(0.10)	(0.16)	(0.15)
From net realized gain	(1.27)	(1.14)	(4.50)	(3.20)	(2.32)	(1.47)
Total distributions	(1.45)	(1.34)	(4.56)	(3.30)	(2.48)	(1.62)
Net asset value,
end of period/year	$42.97	$37.23	$33.69	$47.54	$37.89	$32.67
Total return	19.54%[2]	14.93%	(21.69)%	36.50%	25.27%	18.94%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$490.8	$419.8	$377.5	$501.8	$390.5	$327.2
Portfolio turnover rate	5%[2]	22%	23%	19%	25%	20%

RATIOS:
Expenses to
average net assets	0.69%[3]	0.69%	0.69%	0.68%	0.70%	0.71%
Net investment income (loss)
to average net assets	0.37%[3]	0.44%	0.42%	0.18%	0.29%	0.56%

[1]	Calculated based on the average number of shares outstanding.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended
	April 30,
	2024	Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value,
beginning of period/year	$21.95	$22.90	$36.20	$24.37	$21.65	$18.62

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [1]	(0.06)	(0.09)	(0.13)	(0.17)	(0.10)	(0.07)
Net realized and unrealized
gain (loss) on investments	3.71	0.45	(9.17)	12.58	4.02	3.62
Total from
investment operations	3.65	0.36	(9.30)	12.41	3.92	3.55

LESS DISTRIBUTIONS:
From net
investment income	—	—	—	—	—	—
From net realized gain	(1.54)	(1.31)	(4.00)	(0.58)	(1.20)	(0.52)
Total distributions	(1.54)	(1.31)	(4.00)	(0.58)	(1.20)	(0.52)
Net asset value,
end of period/year	$24.06	$21.95	$22.90	$36.20	$24.37	$21.65
Total return	16.86%[2]	1.34%	(28.54)%	51.83%	18.85%	19.60%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$50.2	$41.7	$43.1	$41.6	$24.8	$26.7
Portfolio turnover rate	20%[2]	40%	16%	14%	27%	26%

RATIOS:
Expenses to
average net assets	1.06%[3]	1.04%	1.03%	1.04%	1.05%	1.08%
Net investment income (loss)
to average net assets	(0.50)%[3]	(.37)%	(0.50)%	(0.56)%	(0.46)%	(0.38)%

[1]	Calculated based on the average number of shares outstanding.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended
	April 30,
	2024	Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value,
beginning of period/year	$22.55	$23.44	$36.88	$24.75	$21.92	$18.81

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [1]	(0.03)	(0.03)	(0.07)	(0.10)	(0.05)	(0.03)
Net realized and unrealized
gain (loss) on investments	3.81	0.45	(9.37)	12.81	4.08	3.66
Total from
investment operations	3.78	0.42	(9.44)	12.71	4.03	3.63

LESS DISTRIBUTIONS:
From net
investment income	—	—	—	—	(0.00)[2]	(0.00)[2]
From net realized gain	(1.54)	(1.31)	(4.00)	(0.58)	(1.20)	(0.52)
Total distributions	(1.54)	(1.31)	(4.00)	(0.58)	(1.20)	(0.52)
Net asset value,
end of period/year	$24.79	$22.55	$23.44	$36.88	$24.75	$21.92
Total return	17.04%[3]	1.57%	(28.37)%	52.25%	19.15%	19.86%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$1,202.3	$1,127.6	$1,192.0	$1,706.8	$1,242.7	$1,049.2
Portfolio turnover rate	20%[3]	40%	16%	14%	27%	26%

RATIOS:
Expenses to
average net assets	0.81%[4]	0.79%	0.78%	0.79%	0.80%	0.83%
Net investment income (loss)
to average net assets	(0.25)%[4]	(0.12)%	(0.26)%	(0.30)%	(0.21)%	(0.13)%

[1]	Calculated based on the average number of shares outstanding.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended
	April 30,
	2024	Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value,
beginning of period/year	$29.34	$29.87	$44.39	$27.78	$26.69	$26.95

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [1]	(0.12)	(0.22)	(0.29)	(0.39)	(0.22)	(0.14)
Net realized and unrealized
gain (loss) on investments	4.44	(0.31)	(7.42)	19.57	3.59	2.33
Total from
investment operations	4.32	(0.53)	(7.71)	19.18	3.37	2.19

LESS DISTRIBUTIONS:
From net realized gain	—	—	(6.81)	(2.57)	(2.28)	(2.45)
Total distributions	—	—	(6.81)	(2.57)	(2.28)	(2.45)
Net asset value,
end of period/year	$33.66	$29.34	$29.87	$44.39	$27.78	$26.69
Total return	14.72%[2]	(1.77)%	(20.15)%	73.51%	13.51%	9.19%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$124.9	$109.1	$86.0	$89.0	$45.7	$44.5
Portfolio turnover rate	22%[2]	32%	23%	50%	44%	21%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.32%[3]	1.32%	1.34%	1.39%	1.49%	1.49%
After fees waived and
expenses absorbed	1.25%[3]	1.25%	1.25%	1.25%	1.25%	1.21%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.80)%[3]	(0.77)%	(0.97)%	(1.17)%	(1.10)%	(0.82)%
After fees waived and
expenses absorbed	(0.73)%[3]	(0.70)%	(0.88)%	(1.03)%	(0.86)%	(0.54)%

[1]	Calculated based on the average number of shares outstanding.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended
	April 30,
	2024	Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value,
beginning of period/year	$33.67	$34.19	$49.69	$30.76	$29.25	$29.24

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [1]	(0.09)	(0.17)	(0.23)	(0.33)	(0.18)	(0.09)
Net realized and unrealized
gain (loss) on investments	5.09	(0.35)	(8.46)	21.83	3.97	2.55
Total from
investment operations	5.00	(0.52)	(8.69)	21.50	3.79	2.46

LESS DISTRIBUTIONS:
From net
investment income	—	—	—	(2.57)	(2.28)	(2.45)
From net realized gain	—	—	(6.81)	—	—	—
Total distributions	—	—	(6.81)	(2.57)	(2.28)	(2.45)
Net asset value,
end of period/year	$38.67	$33.67	$34.19	$49.69	$30.76	$29.25
Total return	14.85%[2]	(1.52)%	(19.95)%	73.96%	13.78%	9.41%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$849.5	$646.3	$321.0	$127.3	$43.0	$34.7
Portfolio turnover rate	22%[2]	32%	23%	50%	44%	21%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.07%[3]	1.07%	1.10%	1.14%	1.24%	1.28%
After fees waived and
expenses absorbed	1.00%[3]	1.00%	1.00%	1.00%	1.00%	1.00%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.55)%[3]	(0.53)%	(0.74)%	(0.92)%	(0.86)%	(0.62)%
After fees waived and
expenses absorbed	(0.48)%[3]	(0.46)%	(0.64)%	(0.78)%	(0.62)%	(0.34)%

[1]	Calculated based on the average number of shares outstanding.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Large Cap Growth, Mid Cap Growth, and Small Cap Growth (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” Large Cap Growth, which originally commenced operations on March 31, 2009, reorganized with the Century Shares Trust effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Shares Trust. Accordingly, Large Cap Growth has now adopted the inception date of the Century Shares Trust, which commenced operations on March 15, 1928. Mid Cap Growth commenced operations on October 31, 2012. Small Cap Growth was reorganized from the Century Small Cap Select Fund, effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Small Cap Select Fund, which commenced operations on December 9, 1999. Both the Century Shares Trust and the Century Small Cap Select Fund were series of the Century Capital Management Trust.

The Funds offer Retail Class and Institutional Class shares. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.

Large Cap Growth and Small Cap Growth’s investment objectives are to seek long-term capital growth. Mid Cap Growth’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Securities for which market quotations are not ready available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Congress Asset Management Company, LLP (the “Advisor”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2024. See the Schedules of Investments for industry breakouts.

Large Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$485,132,839	$—	$—	$485,132,839
Short-Term Investments	2,348,535	—	—	2,348,535
Total Investments
in Securities	$487,481,374	$—	$—	$487,481,374

Mid Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,235,831,778	$—	$—	$1,235,831,778
Short-Term Investments	17,322,540	—	—	17,322,540
Total Investments
in Securities	$1,253,154,318	$—	$—	$1,253,154,318

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

Small Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$973,338,520	$—	$—	$973,338,520
Short-Term Investments	1,185,152	—	—	1,185,152
Total Investments
in Securities	$974,523,672	$—	$—	$974,523,672

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

As of the most recent fiscal year ended October 31, 2023, the Funds had capital loss carry-forward and deferred post-October and late year losses as follows:

	Short-Term	Long-Term
	Capital Loss	Capital Loss	Post-October	Late-Year
	Carry-Forward	Carry-Forward	Losses	Losses
Large Cap Growth	$—	$—	$—	$—
Mid Cap Growth	—	—	—	1,554,490
Small Cap Growth	33,638,650	8,921,081	—	2,808,094

As of April 30, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of April 30, 2024, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Funds’ net asset value per share. The Funds charged a 1.00% redemption fee on shares held less than 90 days, however, the redemption fee was eliminated for Large Cap Growth and Small Cap Growth as of close of business day on September 15, 2017, and Mid Cap Growth as of April 30, 2016. This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retained the fee charged as paid-in capital and such fees became part of the Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on their financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that are designed to require funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments became effective January 24, 2023 and have a compliance date of July 24, 2024.

K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. For each of the Funds, the Advisor is entitled to a monthly fee as compensation for its services at the annual rates shown in the following table:

Large Cap Growth	0.50%
Mid Cap Growth	0.60%
Small Cap Growth	0.85%

The advisory fees incurred during the six months ended April 30, 2024, are disclosed in the Statements of Operations.  The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit each Fund’s expense ratio as follows by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed:

Current
Large Cap Growth	0.95%
Mid Cap Growth	0.85%
Small Cap Growth	1.00%

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

The contract’s term is indefinite and may be terminated only by the Board. The amount of fees waived and expenses absorbed during the six months ended April 30, 2024, are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.

The Advisor may recapture a portion of the following amounts no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur before the end of the third year following the period to which the fee waiver and/or expense absorption relates.

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement. Additionally, the Advisor may only be reimbursed if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any such reimbursement is also contingent upon the Board’s review.

Small Cap Growth:

Expiration	Amount
October 31, 2024	$130,479
October 31, 2025	296,189
October 31, 2026	451,362
April 30, 2026	316,214
$1,194,244

The Large Cap Growth and Mid Cap Growth Funds did not waive any fees during the six months ended April 30, 2024 and had no previously-waived fees available for reimbursement.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended April 30, 2024, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class of each Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Funds during the six months ended April 30, 2024, are disclosed in the Statements of Operations.

Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to each Fund. All Arrangements must be approved by the Board. For the six months ended April 30, 2024, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities, for the six months ended April 30, 2024, were as follows:

Fund	Purchases	Sales/Maturities
Large Cap Growth	$22,307,591	$35,699,942
Mid Cap Growth	257,454,379	382,831,546
Small Cap Growth	330,471,099	200,824,048

There were no purchases or sales of long-term U.S. Government securities for the six months ended April 30, 2024.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2024, and the year ended October 31, 2023 as applicable, were as follows:

Large Cap Growth:
	2024	2023
Distributions paid from:
Ordinary income	$2,056,902	$2,208,117
Long-term capital gain [1]	14,336,063	12,769,776
	$16,392,965	$14,977,893
Mid Cap Growth:
	2024	2023
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain [1]	80,239,553	65,743,990
	$80,239,553	$65,743,990
Small Cap Growth:
	2024	2023
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain [1]	—	—
	$—	$—

[1]	Designated as long-term capital gain dividend, pursuant of Internal Revenue Code Section 852(b)(3).

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

The components of accumulated earnings (losses) on a tax basis as of the most recent fiscal year ended October 31, 2023, were as follows 2:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Cost of investments	$213,788,180	$942,104,047	$743,209,052
Gross tax unrealized
appreciation	210,751,901	291,350,549	98,357,145
Gross tax unrealized
depreciation	(2,038,320)	(63,544,498)	(82,951,115)
Net unrealized
appreciation	208,713,581	227,806,051	15,406,030
Undistributed
ordinary income	1,328,219	—	—
Undistributed long-term
capital gain	14,336,040	80,239,139	—
Total distributable earnings	15,664,259	80,239,139	—
Other accumulated
gains (losses)	—	(1,554,490)	(45,367,824)
Total distributable
(accumulated)
earnings (losses)	$224,377,840	$306,490,700	$(29,961,794)

[2]	The differences between book and tax basis were primarily due to wash sale and transfer-in-kind adjustments.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility activity for the six months ended April 30, 2024, was as follows:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Maximum available credit	$15,000,000	$30,000,000	$10,000,000
Largest amount outstanding
on an individual day	—	15,224,000	1,081,000
Average balance when in use	—	2,620,857	373,857
Loan outstanding as
of April 30, 2024	—	—	—
Average interest rate when in use	—	8.5%	8.5%

Interest expense for the six months ended April 30, 2024, is disclosed in the Statements of Operations, if applicable.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/2023-4/30/2024).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by Fund Services. An Individual Retirement Account will be charged a $15 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2024 (Unaudited) (Continued)

Large Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/2023	4/30/2024	11/1/2023 – 4/30/2024 [1]
Retail Class Actual	$1,000.00	$1,194.00	$5.13
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,020.19	4.72

Institutional Class Actual	1,000.00	1,195.40	3.77
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,021.43	3.47

[1]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 0.94% and 0.69%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/2023	4/30/2024	11/1/2023 – 4/30/2024 [2]
Retail Class Actual	$1,000.00	$1,168.60	$5.72
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,019.59	5.32

Institutional Class Actual	1,000.00	1,170.40	4.37
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,020.84	4.07

[2]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.06% and 0.81%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2024 (Unaudited) (Continued)

Small Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/2023	4/30/2024	11/1/2023 – 4/30/2024 [3]
Retail Class Actual	$1,000.00	$1,147.20	$6.67
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,018.65	6.27

Institutional Class Actual	1,000.00	1,148.50	5.34
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,019.89	5.02

[3]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.25% and 1.00%, respectively (reflecting fee waivers in effect), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

CONGRESS FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at www.congressasset.com. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling (888) 688-1299.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Funds, if applicable. To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

CONGRESS FUNDS

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted a liquidity risk management program (the “program”). The Board has designated the Advisor to serve as the administrator of the program. Personnel of the Advisor conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the Advisor.

Under the program, the Advisor manages each Fund’s liquidity risk, which is the risk that the Funds could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Funds. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The Advisor’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the Advisor regarding the operation and effectiveness of the program for the period January 1, 2023 through December 31, 2023. No significant liquidity events impacting the Funds were noted in the report. In addition, the Advisor provided its assessment that the program had been effective in managing the Funds’ liquidity risk.

(This Page Intentionally Left Blank.)

CONGRESS FUNDS

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us verbally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker- dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY, LLP
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
3 Canal Plaza, Suite 100
Portland, Maine  04101

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania  19102

Legal Counsel
SULLIVAN & WORCESTER LLP
1251 Avenue of the Americas, 19th Floor
New York, New York  10020

Congress Large Cap Growth Fund
Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

Congress Mid Cap Growth Fund

Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress Small Cap Growth Fund

Retail Class	Institutional Class
Symbol – CSMVX	Symbol – CSMCX
CUSIP – 74316P728	CUSIP – 74316P710

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Professionally Managed Portfolios

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    July 8, 2024

By (Signature and Title)      /s/Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date    July 8, 2024

* Print the name and title of each signing officer under his or her signature.